Long-Lived Assets	12 Months Ended
Dec. 31, 2023
Long-Lived Assets
Long-Lived Assets

(7)Long-Lived Assets

Property and Equipment

Property and equipment as of December 31, 2023 consists of the following:

	Useful Life
	(Years)	2023	2022
Machinery and equipment	5 – 7	$2,955	$2,795
Computers and software	2	970	602
Furniture	5	474	475
Leasehold improvements	5	772	772
Other property	7	13	12
Gross property and equipment		5,184	4,656
Less accumulated depreciation		(3,093)	(2,425)
Net property and equipment		$2,091	$2,231

Depreciation expense for property and equipment for the years ended December 31, 2023 and 2022, was $684 and $276, respectively. The Company did not recognize any impairment losses for the years ended December 31, 2023 and 2022, other than losses on disposal of $44 and $310 in 2023 and 2022, respectively.

Intangible Assets

Intangible assets consist entirely of patent costs that provide the Company with rights, titles, and interests in the development of certain processes, discoveries, and inventions with the right to commercialize that are probable of future economic benefits. Patent costs associated with pharmaceutical intellectual property are expensed as incurred as future economic benefits are not deemed to be probable. Intangible assets are recorded at cost and are amortized over the estimated life of the patents, based on the approval and expiration dates applicable to each patent — typically 20 years — on a straight-line basis. Amortization expense related to intellectual property for 2023 and 2022 was $18 and $122, respectively. We recorded an impairment loss of $190 in 2023; no loss was recorded in

2022. The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

2024	$88
2025	88
2026	88
2027	88
2028	88
Thereafter	687
$1,127